ING LOGO AMERICAS US Legal Services
Ellen L. Valvo Paralegal (860) 723-2247 Fax: (860) 723-2215 Ellenmary.Valvo@us.ing.com
October 18, 2005
Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Attention: Filing Desk
Re:	ReliaStar Life Insurance Company and its Separate Account N Prospectus Title: Advantage Century PlusSM Annuity File Nos.: 333-100208 and 811-9002 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Supplement to the Contract Prospectus and Statement of Additional Information contained in Post-Effective 9 to the Registration Statement on Form N-4 ("Amendment No. 9") for Separate Account N of ReliaStar Life Insurance Company that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 9 which was declared effective on October 14, 2005. The text of Amendment No. 9 was filed electronically.

If you have any questions regarding this submission please call Michael Pignatella at 860-723-2239 or Katherine Gaudreau at 860-723-2257. Sincerely, /s/ Ellen L. Valvo Ellen L. Valvo

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation